Summary of significant accounting policies (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Oct. 01, 2023 USD ($)
Product Information [Line Items]
Cumulative-effect adjustment to accumulated deficit						$ 2
Inventory write down			$ 49
Deferred revenue	6,545		8,913
Deferred revenue recognized			7,874	12,314	$ 11,678
Entertainment expense	325		57	147
Advertising expense	7		2	21
Employee social benefits	322		$ 258	$ 344
Underpayment of taxes	$ 14,250	¥ 100,000
Dilutive income (loss) per share | shares			0	0
Over-Allotment Option [Member]
Product Information [Line Items]
Dilutive income (loss) per share | shares	375,000	375,000
April 1, 2019 [Member]
Product Information [Line Items]
VAT rate	16.00%	16.00%
Selling Consumer Products [Member]
Product Information [Line Items]
VAT rate	13.00%	13.00%
Service [Member]
Product Information [Line Items]
VAT rate	6.00%	6.00%
Transferred over Time [Member]
Product Information [Line Items]
Revenues			$ 1	$ 8
Transferred at Point in Time [Member]
Product Information [Line Items]
Revenues			$ 113,540	$ 120,340